FLH\VCA24\24F-2 1999VCA24

            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name   and  address  of  issuer:    The
          Prudential  Variable Contract  Account-
          24, 100 Mulberry Street, Gateway Center
          Three, Newark, NJ 07102-4077.

     2.      Name  of  each series  or  class  of
       securities for which  this Form is filed (If the
       Form is being filed for all     series and
       classes of securities of the issuer, check the box but do not list series or classes):

                                                       []

     3.   Investment Company Act File Number: 811-
          5053.
          Securities Act File Number:  33-12362.

     4(a).Last day of fiscal year for which this notice is filed: December 31, 1999.

      (b).[  ]  Check box if this Form  is  being
          filed  late (i.e. more than 90 calendar
          days  after  the  end of  the  issuer's
          fiscal year). (See Instruction A.2)

     Note:  If  the  Form  is being  filed  late,
          interest   must   be   paid   on    the
          registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
                 reliance    on    rule    24(f):
$ 325,165,852

          (ii)   Aggregate  price  of  securities
redeemed or
             repurchased during the fiscal year
                       (if           applicable):
$ 444,174,761

          iii)   Aggregate  price  of  securities
redeemed or
             repurchased during any prior fiscal
             year ending no earlier than December
              11,1995  that  were not  previously
          used
              to reduce registration fees payable
          to
                        the           Commission.
          $ 148,989,155

        (iv)      Total available redemption credits
                 [add  items  5(ii) and  5(iii)].
        $(593,163,916)    )

         (v)  Net sales - If item 5(i)is greater
              than  Item  5  (iv) [subtract  item
         5(iv)
                    from        item        5(i).
         $-0-
        (vi)      Redemption credits available for use
                in future years.
                 -if  item 5(i)is less than  item
        5(iv)
                  [subtract  item  5(i)from  item
        (5(iv)] $ 267,998,064

          (vii)    Multiplier   for   determining
     registration
             fee. (See instruction C.9):        X
        .000264

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
                  no       fee      is       due.
      =$-0-

      6.   Prepaid Shares

         If   the  response  to  item  5(i)   was
         determined   by           deducting   an
         amount    of   securities   that    were
         registered under the Securities  Act  of
         1933 pursuant to rule 24e-2 as in effect
         before  December 11, 1997,  then  report
         the  amount  of  securities  (number  of
         shares or other units) deducted here: _-
         0-.  If  there is a number of shares  or
         other   units   that   were   registered
         pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's  fiscal year (See  Instruction
      D):  +$-0-

      8.   Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
                         line                 7]:
      =$-0-
      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository:

         Method of Delivery:

                     [ ]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By  (Signature  and  Title)  /s/  Lee   D.
Augsburger
                              Lee D. Augsburger
                              Secretary


     Date: February 29, 2000


   THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24
               100 Mulberry Street
             Gateway Three-9th Floor
                Newark, NJ  07102





                                        February
29, 2000



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:  The Prudential Variable Contract
Account-24
          Registration No. 33-12362


Ladies and Gentlemen:

     Enclosed please find Form 24F-2 for the
above referenced Fund, for the fiscal period ended December 31, 1999. The enclosed is being filed via the EDGAR System.



                                        Yours
truly,

                                        /s/ Lee
D. Augsburger____
                                        Lee D.
Augsburger
                                        Secretary


Enclosure